BASIS OF CONSOLIDATION (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary	Vanadium Gibellini Company LLC	Vanadium Gibellini Company LLC
Location	USA	USA
Ownership interest	100.00%	100.00%
Operations and projects owned	Gibellini project	Gibellini project
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary	VC Exploration (US) Inc,	VC Exploration (US) Inc,
Location	USA	USA
Ownership interest	100.00%	100.00%
Operations and projects owned	Gibellini project	Gibellini project
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary	0912601 B.C. Ltd.	0912601 B.C. Ltd.
Location	Canada	Canada
Ownership interest	100.00%	100.00%
Operations and projects owned	Titan project	Titan project
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary	Apogee Minerals Bolivia S. A.	Apogee Minerals Bolivia S. A.
Location	Bolivia	Bolivia
Ownership interest	98.00%	98.00%
Operations and projects owned	Pulacayo project	Pulacayo project
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary	ASC Holdings Limited	ASC Holdings Limited
Location	Bolivia	Bolivia
Ownership interest	100.00%	100.00%
Operations and projects owned	Pulacayo project	Pulacayo project
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary	Red Hill Mongolia LLC	Red Hill Mongolia LLC
Location	Mongolia	Mongolia
Ownership interest	100.00%	100.00%
Operations and projects owned	Ulaan Ovoo mine	Ulaan Ovoo mine
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary	Chandgana Coal LLC	Chandgana Coal LLC
Location	Mongolia	Mongolia
Ownership interest	100.00%	100.00%
Operations and projects owned	Chandgana project	Chandgana project